Trade and Other Receivables	6 Months Ended
Jun. 30, 2026
Trade and Other Receivables [Abstract]
Trade and Other Receivables
6.	Trade and Other Receivables

	June 30, 2026	December 31, 2025
Trade accounts receivable	$118,216	$97,627
Sales taxes and other taxes recoverable	1,535,807	1,301,319
Other receivables	1,061	1,031
	$1,655,084	$1,399,977

Trade receivables represent amounts due from customers under normal credit terms, generally 30 to 90 days. As at June 30, 2026, there were two customers (December 31, 2025 – three customers) with an amount greater than 10% of the Company’s trade accounts receivable which represented approximately 86% of the balance (December 31, 2025 – 100%). The Company did not recognize any bad debt expense during the six months ended June 30, 2026 and 2025.

Sales taxes and other taxes recoverable consists mainly of Mexican value-added tax and other taxes recoverable which represented 97% of the balance as of June 30, 2026 (December 31, 2025 – 96%).

During the year ended December 31, 2025, the Company derecognized accounts receivable with a net book value of $78,737 in connection with the loss of control of Canmart (note 5).